12. INCOME TAXES: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets
Unearned Premium Reserves	$ 2,239,933	$ 1,937,163
SPAE Capitalization	33,713	27,107
STAT & Tax Reserve	671,836	551,919
Total Deferred Tax Assets	2,945,482	2,516,189
Deferred Tax Liabilities
Deferred Tax Assets (Liabilities), Insurance Commissions	(5,034,729)	(4,459,805)
Deferred Acquisition Cost Amortization	(1,637,230)	(1,336,728)
GAAP/STAT Premium Tax	(230,665)	(205,280)
Deferred Tax Assets (Liabilities), Unrealized Gain on Marketable Debt Securities	(2,588,224)	(3,457,325)
Deferred Tax Liabilities, Other	(69,944)	(53,948)
Total Deferred Tax Liabilities	(9,560,792)	(9,513,086)
Net Deferred Tax Liability	$ (6,615,310)	$ (6,996,897)